Acquisition of IPA Europe and Immulease - Summary of Changes in Value of Deferred Payments (Details) - IPA Europe and Immulease - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Business Combinations [Line Items]
Beginning balance	$ 1,894	$ 1,501
Accretion expense	133	383
Repayment	(1,540)
Foreign exchange	11	10
Ending balance	$ 498	$ 1,894